Depreciation, Amortization, and Impairment - Schedule of Cash Flows (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	11.56%	10.34%	10.52%
Recoverable amount/Carrying value		158.27%	160.71%
Perpetuity growth rate	79.84%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	14.39%
Perpetuity growth rate	59.79%